FINANCIAL INSTRUMENTS - Concentration of credit risk (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	86.30%
Concentration risk, percentage	26.10%	32.00%	28.90%
United States of America
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	73.30%
One Customer
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	11.20%	11.30%	10.20%